Document Entity Information Document	12 Months Ended
Dec. 31, 2016 shares
Document Information [Abstract]
Entity Registrant Name	Sphere 3D Corp.
Entity Central Index Key	0001591956
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	66,565,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes